OTHER LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
The Company’s other liabilities include the following balances as of August 31, 2022 and August 31, 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Advance from joint operator	$2,444	$—
Contingent consideration (Notes 15(i) and 27)	7,000	3,500
Current portion lease liability (Note 15 (ii))	916	984
	$10,360	$4,484